Schedule of Investments (unaudited) January 31, 2021	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.0%
Globant SA(a)	15	$2,880

Australia — 0.1%
BHP Group PLC	220	6,029

Brazil — 0.1%
Magazine Luiza SA	416	1,921
Petroleo Brasileiro SA, ADR	54	543
Vale SA, ADR	307	4,958

		7,422

Canada — 1.0%
Enbridge, Inc.	2,219	74,548

Cayman Islands — 0.1%
Highland Transcend Partners Unit(a)	372	3,999

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, ADR	21	1,070

China — 3.8%
AAC Technologies Holdings, Inc.	500	2,711
Aier Eye Hospital Group Co. Ltd., Class A	310	3,776
Alibaba Group Holding Ltd.(a)	200	6,347
Alibaba Group Holding Ltd., ADR(a)	103	26,145
Amoy Diagnostics Co. Ltd., Class A	100	1,153
Asymchem Laboratories Tianjin Co. Ltd., Class A	100	4,540
Autobio Diagnostics Co. Ltd., Class A	100	2,048
BYD Co. Ltd., Class A	300	11,387
China Merchants Bank Co. Ltd., Class H	500	3,829
Contemporary Amperex Technology Co. Ltd., Class A	333	18,061
ENN Energy Holdings Ltd.	100	1,542
Ganfeng Lithium Co. Ltd., Class H(b)	200	2,790
Glodon Co. Ltd., Class A	200	2,566
Guangdong Marubi Biotechnology Co. Ltd., Class A	100	722
Guangzhou Baiyun International Airport Co. Ltd., Class A	1,300	2,770
Haier Smart Home Co. Ltd., Class A	400	1,968
Hangzhou Robam Appliances Co. Ltd., Class A	300	1,786
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)(b)	100	2,199
Han’s Laser Technology Industry Group Co. Ltd., Class A	500	3,308
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	2,000	10,893
Huazhu Group Ltd., ADR	88	4,268
Hundsun Technologies, Inc., Class A	160	2,401
Industrial & Commercial Bank of China Ltd., Class H	4,000	2,552
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	300	2,052
JD.com, Inc., ADR(a)	40	3,548
Kingdee International Software Group Co. Ltd.	3,000	12,017
Li Auto, Inc., ADR(a)	559	18,028
Meituan, Class B(a)	100	4,611
NetEase, Inc., ADR	42	4,830
New Oriental Education & Technology Group, Inc., ADR(a)	16	2,680
Ping An Insurance Group Co. of China Ltd., Class A	200	2,446
Shanghai International Airport Co. Ltd., Class A	300	3,668
Shenzhen Inovance Technology Co. Ltd., Class A	200	2,944
TAL Education Group, ADR(a)	54	4,152
Tencent Holdings Ltd.	700	62,372
Venus MedTech Hangzhou, Inc., Class H(a)(b)	500	5,020
Venustech Group, Inc., Class A	500	2,559
Want Want China Holdings Ltd.	2,000	1,436
Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	200	2,843
WuXi AppTec Co. Ltd., Class A	80	2,057

Security	Shares	Value

China (continued)
Wuxi Biologics Cayman, Inc.(a)(b)	500	$7,001
Yifeng Pharmacy Chain Co. Ltd., Class A	180	2,828
Yonyou Network Technology Co. Ltd., Class A	260	1,732
Yum China Holdings, Inc.	75	4,253

		272,839

Denmark — 0.0%
DSV Panalpina A/S	23	3,589

Finland — 0.5%
Neste OYJ	405	28,529
Nokia OYJ(a)	873	4,195

		32,724

France — 3.5%
Arkema SA	279	30,874
Danone SA	693	46,083
EssilorLuxottica SA	200	28,292
Kering SA	4	2,625
LVMH Moet Hennessy Louis Vuitton SE	57	34,462
Safran SA(a)	406	51,037
Sanofi	598	56,241
TOTAL SE	87	3,667

		253,281

Germany — 4.0%
Adidas AG(a)	148	46,928
Allianz SE, Registered Shares	201	45,428
Deutsche Telekom AG, Registered Shares	2,642	46,981
Infineon Technologies AG	279	11,178
Siemens AG, Registered Shares	768	118,994
Siemens Energy AG(a)	384	14,250

		283,759

Hong Kong — 1.0%
AIA Group Ltd.	5,200	62,695
Hang Lung Properties Ltd.	1,000	2,657
Jardine Matheson Holdings Ltd.	83	4,784

		70,136

Indonesia — 0.0%
Bank Central Asia Tbk PT	1,500	3,608

Ireland — 0.8%
Aptiv PLC	429	57,314

Israel — 0.4%
Playtika Holding Corp.(a)	976	28,441

Italy — 2.5%
Enel SpA	9,995	99,130
Intesa Sanpaolo SpA(a)	20,558	44,819
RAI Way SpA(b)	1,198	7,389
UniCredit SpA(a)	3,083	28,095

		179,433

Japan — 3.0%
Astellas Pharma, Inc.	1,800	29,218
Daifuku Co. Ltd.	100	11,413
Hoya Corp.	300	38,386
Kose Corp.	100	16,072
Oriental Land Co. Ltd.	100	15,651
Recruit Holdings Co. Ltd.	200	8,700
Ryohin Keikaku Co. Ltd.	300	7,173
Shin-Etsu Chemical Co. Ltd.	300	52,224

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sony Corp.	100	$9,571
Suzuki Motor Corp.	500	22,564
Z Holdings Corp.	600	3,727

		214,699

Netherlands — 4.6%
Adyen NV(a)(b)	15	31,335
Akzo Nobel NV	609	61,996
ASML Holding NV	146	77,943
ING Groep NV(a)	6,853	60,933
Koninklijke Philips NV(a)	802	43,716
NXP Semiconductors NV	330	52,955

		328,878

Norway — 0.0%
LINK Mobility Group Holding ASA(a)	338	1,963

Portugal — 0.0%
Jeronimo Martins SGPS SA	123	2,011

Singapore — 0.1%
ComfortDelGro Corp. Ltd.	1,300	1,543
DBS Group Holdings Ltd.	200	3,771
United Overseas Bank Ltd.	200	3,514

		8,828

South Africa — 0.1%
Anglo American PLC	146	4,802

South Korea — 0.8%
Kakao Corp.(a)	22	8,643
LG Chem Ltd.	29	23,654
NCSoft Corp.(a)	6	5,083
POSCO	9	1,976
Samsung SDI Co. Ltd.	25	16,332

		55,688

Spain — 0.5%
Cellnex Telecom SA(b)	581	34,037

Sweden — 1.2%
Atlas Copco AB, A Shares	81	4,395
Hexagon AB, B Shares	50	4,357
Telefonaktiebolaget LM Ericsson, B Shares	669	8,424
Volvo AB, B Shares(a)	2,780	68,495

		85,671

Switzerland — 0.6%
Alcon, Inc.(a)	71	5,091
Roche Holding AG	93	32,095
Sika AG, Registered Shares	15	4,082

		41,268

Taiwan — 2.1%
Cathay Financial Holding Co. Ltd.	1,000	1,422
Chunghwa Telecom Co. Ltd.	1,000	3,860
Formosa Chemicals & Fibre Corp.	1,000	2,764
Formosa Plastics Corp.	1,000	3,106
Fubon Financial Holding Co. Ltd.	1,000	1,624
Hon Hai Precision Industry Co. Ltd.	1,000	3,977
Nan Ya Plastics Corp.	1,000	2,343
Taiwan Semiconductor Manufacturing Co. Ltd.	6,000	126,800
Uni-President Enterprises Corp.	1,000	2,427

		148,323

Security	Shares	Value

Thailand — 0.1%
Advanced Info Service PCL, Foreign Registered Shares	400	$2,290
Intouch Holdings PCL, Class F	1,200	2,245
Thai Beverage PCL	1,500	929

		5,464

Turkey — 0.0%
Turkiye Petrol Rafinerileri A/S(a)	32	433

United Arab Emirates — 0.0%
NMC Health PLC(a)(c)	504	—

United Kingdom — 2.4%
AstraZeneca PLC	530	54,066
Rio Tinto PLC	79	5,993
Unilever PLC	1,121	65,304
Vodafone Group PLC	26,050	44,487

		169,850

United States — 59.8%
Abbott Laboratories	402	49,683
AbbVie, Inc.	643	65,895
Air Products & Chemicals, Inc.	278	74,159
Akamai Technologies, Inc.(a)	30	3,331
Alphabet, Inc., Class C(a)	94	172,560
Altair Engineering, Inc., Class A(a)	53	2,964
Amazon.com, Inc.(a)	53	169,929
American Tower Corp.	296	67,299
Analog Devices, Inc.	16	2,357
Anthem, Inc.	162	48,111
Apellis Pharmaceuticals, Inc.(a)	58	2,568
Apple, Inc.	1,858	245,182
Applied Materials, Inc.	480	46,406
Atlassian Corp. PLC, Class A(a)	31	7,165
Autodesk, Inc.(a)	107	29,685
Bank of America Corp.	3,179	94,257
Becton Dickinson and Co.	142	37,174
Boston Scientific Corp.(a)	2,004	71,022
Bristol-Myers Squibb Co.	779	47,854
Broadcom, Inc.	17	7,658
Cadence Design Systems, Inc.(a)	45	5,868
Capital One Financial Corp.	690	71,939
Charles Schwab Corp.	445	22,935
Charter Communications, Inc., Class A(a)	78	47,390
Ciena Corp.(a)	13	694
Cognizant Technology Solutions Corp., Class A	386	30,089
Comcast Corp., Class A	1,480	73,364
ConocoPhillips	471	18,854
Costco Wholesale Corp.	86	30,309
Crowdstrike Holdings, Inc., Class A(a)	35	7,553
D.R. Horton, Inc.	719	55,219
Danimer Scientific, Inc.(a)	66	2,805
Dell Technologies, Inc., Class C(a)	527	38,413
Dow, Inc.	111	5,761
Edwards Lifesciences Corp.(a)	155	12,800
EPAM Systems, Inc.(a)	13	4,478
Facebook, Inc., Class A(a)	181	46,758
Fortinet, Inc.(a)	50	7,238
Fortive Corp.	800	52,864
Freeport-McMoRan, Inc.	1,187	31,942
Global Payments, Inc.	175	30,891
HCA Healthcare, Inc.	301	48,906
Hilton Worldwide Holdings, Inc.	96	9,733
Home Depot, Inc.	189	51,185

2

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Illumina, Inc.(a)	5	$2,132
Inphi Corp.(a)	6	1,012
Insulet Corp.(a)	7	1,870
International Flavors & Fragrances, Inc.	317	35,624
Intuitive Surgical, Inc.(a)	20	14,953
Iovance Biotherapeutics, Inc.(a)	39	1,710
Johnson & Johnson	628	102,446
JPMorgan Chase & Co.	692	89,040
L3Harris Technologies, Inc.	356	61,058
Las Vegas Sands Corp.	69	3,318
Liberty Media Acquisition Corp.(a)	734	9,175
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	430	17,381
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	541	21,943
Live Nation Entertainment, Inc.(a)	35	2,326
Lowe’s Cos., Inc.	369	61,568
Lyft, Inc., Class A(a)	314	13,960
Marsh & McLennan Cos., Inc.	397	43,634
Marvell Technology Group Ltd.	154	7,925
Mastercard, Inc., Class A	258	81,603
McDonald’s Corp.	258	53,623
Merck & Co., Inc.	646	49,787
Microchip Technology, Inc.	237	32,258
Micron Technology, Inc.(a)	436	34,126
Microsoft Corp.	990	229,640
MongoDB, Inc.(a)	15	5,544
Morgan Stanley	1,078	72,280
Nevro Corp.(a)	11	1,780
NextEra Energy, Inc.	1,197	96,801
NortonLifeLock, Inc.	163	3,434
NVIDIA Corp.	98	50,920
Okta, Inc.(a)	34	8,806
Palantir Technologies, Inc., Class A(a)	1,134	39,894
Palo Alto Networks, Inc.(a)	31	10,873
PayPal Holdings, Inc.(a)	204	47,799
Peloton Interactive, Inc., Class A(a)	305	44,570
Petco Health & Wellness Co., Inc.(a)	342	8,902
PPG Industries, Inc.	448	60,350
Proofpoint, Inc.(a)	23	2,969
PTC Therapeutics, Inc.(a)	19	1,099
PTC, Inc.(a)	537	71,373
PubMatic, Inc., Class A(a)	85	3,379
Qualcomm, Inc.	43	6,720
Qualtrics International Ltd., Class A(a)	70	3,080
Raytheon Technologies Corp.	542	36,168
Reinvent Technology Partners Z(a)	285	3,446
RingCentral, Inc., Class A(a)	7	2,610
salesforce.com, Inc.(a)	253	57,067
Seagen, Inc.(a)	26	4,271
Sempra Energy	58	7,178
Sensata Technologies Holding PLC(a)	37	2,017
ServiceNow, Inc.(a)	53	28,787
Southwest Airlines Co.	410	18,015
Splunk, Inc.(a)	46	7,591
Starbucks Corp.	403	39,014

Security	Shares	Value

United States (continued)
Thermo Fisher Scientific, Inc.	92	$46,892
TJX Cos., Inc.	659	42,202
T-Mobile US, Inc.(a)	48	6,052
Toll Brothers, Inc.	181	9,249
TransDigm Group, Inc.(a)	7	3,873
Twilio, Inc., Class A(a)	23	8,267
Ulta Beauty, Inc.(a)	20	5,595
Union Pacific Corp.	347	68,522
United Parcel Service, Inc., Class B	335	51,925
UnitedHealth Group, Inc.	276	92,068
Vail Resorts, Inc.	1	266
Valero Energy Corp.	366	20,653
Vertex Pharmaceuticals, Inc.(a)	77	17,639
Vertiv Holdings Co.	2,254	45,350
VMware, Inc., Class A(a)	367	50,591
Vontier Corp.(a)	59	1,913
Vulcan Materials Co.	244	36,390
Walmart, Inc.	314	44,114
Walt Disney Co.(a)	276	46,415
Wynn Resorts Ltd.	24	2,389
Xilinx, Inc.	48	6,267
Zoetis, Inc.	18	2,777
Zscaler, Inc.(a)	25	4,993

		4,286,498

Zambia — 0.1%
First Quantum Minerals Ltd.	584	9,728

Total Common Stocks — 93.2% (Cost: $4,835,341)		6,679,213

Investment Companies

United States — 0.2%
iShares China Large-Cap ETF(d)	152	7,503
KraneShares Bosera MSCI China A ETF	80	3,802
KraneShares CSI China Internet ETF	60	5,208

Total Investment Companies — 0.2% (Cost: $12,722)		16,513

Preferred Securities

Preferred Stocks — 0.4%

Brazil — 0.0%
Itau Unibanco Holding SA, Preference Shares	450	2,331

United States(a) — 0.4%
Aptiv PLC, Series A, 06/15/23	63	9,793

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Becton Dickinson and Co., Series B, 06/01/23	244	$13,732
Boston Scientific Corp., Series A, 06/01/23	40	4,371

		27,896

Total Preferred Securities — 0.4% (Cost: $26,846)		30,227

Total Long-Term Investments — 93.8% (Cost: $4,874,909)		6,725,953

Short-Term Securities

Money Market Funds — 5.4%

BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.03%(d)(e)	385,221	385,221

Total Short-Term Securities — 5.4% (Cost: $385,221)		385,221

Options Purchased — 0.1% (Cost: $13,373)		7,054

Total Investments Before Options Written — 99.3% (Cost: $5,273,503)		7,118,228

Options Written — (0.2)% (Premiums Received: $(13,354))		(11,060)

Total Investments, Net of Options Written — 99.1% (Cost: $5,260,149)		7,107,168

Other Assets Less Liabilities — 0.9%		62,832

Net Assets — 100.0%		$7,170,000

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$197,858	$187,363	(a)	$—	$—	$—	$385,221	385,221	$22	$—
iShares China Large-Cap ETF	6,703	—		—	—	800	7,503	152	104	—

					$—	$800	$392,724		$126	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
SGX Nifty 50 Index	3	02/25/21	$82	$(2,856)
Yen Denom Nikkei Index	1	03/11/21	133	5,156
FTSE 100 Index	1	03/19/21	87	(2,516)
S&P 500 E-Mini Index	2	03/19/21	371	1,935

				1,719

4

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock GA Dynamic Equity Fund

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
MSCI Taiwan Index	2	02/25/21	$106	$3,776
KOSPI 200 Index	1	03/11/21	90	(8,975)

				(5,199)

				$(3,480)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

INR	4,815,000	USD	64,683	HSBC Bank USA N.A.	03/12/21	$997
AUD	155,000	USD	116,910	Deutsche Bank AG	03/18/21	1,579
GBP	95,000	USD	127,657	HSBC Bank USA N.A.	03/19/21	2,540
USD	81,925	HKD	635,000	BNP Paribas S.A.	03/19/21	19
USD	83,632	TWD	2,306,000	HSBC Bank USA N.A.	03/19/21	901
USD	334,644	EUR	272,000	Morgan Stanley & Co. International PLC	04/08/21	4,076

						10,112

CAD	148,000	USD	116,290	HSBC Bank USA N.A.	03/19/21	(539)
CHF	70,000	USD	79,247	JPMorgan Chase Bank N.A.	03/19/21	(559)
JPY	32,277,000	USD	311,698	Bank of America N.A.	03/19/21	(3,410)

						(4,508)

						$5,604

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Global Payments, Inc.	1	02/19/21	USD	190.00	USD	18	$240
Global Payments, Inc.	1	02/19/21	USD	210.00	USD	18	40
Mastercard, Inc., - Class A	1	02/19/21	USD	340.00	USD	32	261
Microsoft Corp.	1	02/19/21	USD	215.00	USD	23	1,912
Raytheon Technologies Corp.	2	02/19/21	USD	65.00	USD	13	690
Bank of America Corp.	2	03/19/21	USD	25.00	USD	6	995
Comcast Corp., Class A	2	03/19/21	USD	52.50	USD	10	219
Union Pacific Corp.	1	03/19/21	USD	225.00	USD	20	113
Alibaba Group Holding Ltd. - ADR	1	04/16/21	USD	280.00	USD	25	1,067
Raytheon Technologies Corp.	2	05/21/21	USD	75.00	USD	13	442

							5,979

Put
Apple, Inc.	1	02/19/21	USD	115.00	USD	13	94
Comcast Corp., Class A	2	02/19/21	USD	47.50	USD	10	169
Delphi Automotive PLC	1	02/19/21	USD	115.00	USD	13	145
Microsoft Corp.	1	02/19/21	USD	215.00	USD	23	237

							645

							$6,624

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock GA Dynamic Equity Fund

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Givaudan S.A	UBS AG	1	02/19/21	CHF	3,680.00	CHF	4	$48
Adidas AG	Barclays Bank PLC	30	03/19/21	EUR	310.00	EUR	8	82
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	10	03/19/21	EUR	510.00	EUR	5	192
Starbucks Corp.	Citibank N.A.	61	03/19/21	USD	107.50	USD	6	62
Union Pacific Corp.	Goldman Sachs International	49	03/19/21	USD	225.00	USD	10	46

								$430

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Abbott Laboratories	1	02/19/21	USD	120.00	USD	12	$(590)
Apple, Inc.	1	02/19/21	USD	140.00	USD	13	(264)
Bank of America Corp.	2	02/19/21	USD	30.00	USD	6	(180)
Boston Scientific Corp.	2	02/19/21	USD	40.00	USD	7	(59)
Comcast Corp., Class A	2	02/19/21	USD	57.50	USD	10	(17)
Delphi Automotive PLC	1	02/19/21	USD	135.00	USD	13	(575)
Global Payments, Inc.	1	02/19/21	USD	220.00	USD	18	(38)
Global Payments, Inc.	1	02/19/21	USD	230.00	USD	18	(80)
Mastercard, Inc., - Class A	1	02/19/21	USD	370.00	USD	32	(32)
Microsoft Corp.	1	02/19/21	USD	245.00	USD	23	(227)
Raytheon Technologies Corp.	2	02/19/21	USD	75.00	USD	13	(74)
Starbucks Corp.	1	02/19/21	USD	110.00	USD	10	(16)
TJX Cos., Inc.	1	02/19/21	USD	75.00	USD	6	(21)
Bank of America Corp.	2	03/19/21	USD	28.00	USD	6	(507)
Bank of America Corp.	2	03/19/21	USD	30.00	USD	6	(280)
Capital One Financial Corp.	1	03/19/21	USD	120.00	USD	10	(160)
Comcast Corp., Class A	2	03/19/21	USD	60.00	USD	10	(26)
Dr. Horton, Inc.	1	03/19/21	USD	95.00	USD	8	(57)
HCA Healthcare, Inc.	1	03/19/21	USD	185.00	USD	16	(272)
Micron Technology, Inc.	1	03/19/21	USD	87.50	USD	8	(227)
NextEra Energy, Inc.	1	03/19/21	USD	85.00	USD	8	(202)
NextEra Energy, Inc.	1	03/19/21	USD	92.50	USD	8	(63)
salesforce.com, Inc.	1	03/19/21	USD	260.00	USD	23	(360)
Truist Financial Corp.	1	03/19/21	USD	55.00	USD	5	(45)
Truist Financial Corp.	1	03/19/21	USD	57.50	USD	5	(18)
Union Pacific Corp.	1	03/19/21	USD	245.00	USD	20	(23)
Alibaba Group Holding Ltd. - ADR	1	04/16/21	USD	320.00	USD	25	(360)
Microsoft Corp.	1	04/16/21	USD	285.00	USD	23	(140)
Morgan Stanley	2	04/16/21	USD	85.00	USD	13	(97)
Raytheon Technologies Corp.	2	05/21/21	USD	85.00	USD	13	(173)

							(5,183)

Put
Apple, Inc.	1	02/19/21	USD	100.00	USD	13	(27)
Bank of America Corp.	2	02/19/21	USD	20.00	USD	6	(7)
Boston Scientific Corp.	2	02/19/21	USD	31.00	USD	7	(50)
Comcast Corp., Class A	2	02/19/21	USD	42.50	USD	10	(39)
Delphi Automotive PLC	1	02/19/21	USD	105.00	USD	13	(195)
Global Payments, Inc.	1	02/19/21	USD	155.00	USD	18	(167)
Global Payments, Inc.	1	02/19/21	USD	165.00	USD	18	(342)
Microsoft Corp.	1	02/19/21	USD	185.00	USD	23	(43)
salesforce.com, Inc.	1	02/19/21	USD	220.00	USD	23	(545)
Starbucks Corp.	1	02/19/21	USD	80.00	USD	10	(23)
Comcast Corp., Class A	2	03/19/21	USD	42.50	USD	10	(121)
salesforce.com, Inc.	1	03/19/21	USD	190.00	USD	23	(299)
Truist Financial Corp.	1	03/19/21	USD	40.00	USD	5	(68)
Union Pacific Corp.	1	03/19/21	USD	185.00	USD	20	(409)

6

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put (continued)
Microsoft Corp	1	04/16/21	USD	210.00	USD	23	$(615)
Raytheon Technologies Corp	2	05/21/21	USD	60.00	USD	13	(566)

							(3,516)

							$(8,699)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Disco Corp.	Morgan Stanley & Co. International PLC	3	02/12/21	JPY	36,564.18	JPY	102	$(3)
FANUC Corp.	Goldman Sachs International	6	02/12/21	JPY	28,774.09	JPY	164	(12)
Hoya Corp.	Morgan Stanley & Co. International PLC	39	02/12/21	JPY	15,276.93	JPY	522	(4)
Keyence Corp.	UBS AG	4	02/12/21	JPY	58,465.00	JPY	225	(16)
Kose Corp.	Goldman Sachs International	9	02/12/21	JPY	17,660.53	JPY	151	(15)
Recruit Holdings Co. Ltd.	BNP Paribas S.A.	28	02/12/21	JPY	4,721.15	JPY	127	(11)
Ryohin Keikaku Ltd.	Goldman Sachs International	34	02/12/21	JPY	2,426.22	JPY	85	(37)
Shin-Etsu Chemical Co. Ltd.	Morgan Stanley & Co. International PLC	38	02/12/21	JPY	19,430.67	JPY	691	(22)
Sony Corp.	Goldman Sachs International	15	02/12/21	JPY	10,807.24	JPY	151	(6)
Autodesk, Inc.	Nomura International PLC	30	02/19/21	USD	275.00	USD	8	(424)
Disco Corp.	Morgan Stanley & Co. International PLC	3	03/12/21	JPY	38,226.19	JPY	102	(6)
FANUC Corp.	Goldman Sachs International	6	03/12/21	JPY	30,082.01	JPY	164	(16)
Hoya Corp.	Morgan Stanley & Co. International PLC	39	03/12/21	JPY	15,971.34	JPY	522	(12)
Keyence Corp.	UBS AG	4	03/12/21	JPY	61,122.50	JPY	225	(18)
Kose Corp.	Goldman Sachs International	9	03/12/21	JPY	18,463.28	JPY	151	(23)
Recruit Holdings Co. Ltd.	BNP Paribas S.A.	28	03/12/21	JPY	4,935.74	JPY	127	(13)
Ryohin Keikaku Ltd.	Goldman Sachs International	34	03/12/21	JPY	2,536.50	JPY	85	(35)
Shin-Etsu Chemical Co. Ltd.	Morgan Stanley & Co. International PLC	38	03/12/21	JPY	20,313.88	JPY	691	(40)
Sony Corp.	Goldman Sachs International	15	03/12/21	JPY	11,298.48	JPY	151	(11)
Suzuki Motor Corp.	Goldman Sachs International	68	03/12/21	JPY	6,483.72	JPY	320	(2)
Adidas AG	Barclays Bank PLC	30	03/19/21	EUR	340.00	EUR	8	(16)
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	10	03/19/21	EUR	560.00	EUR	5	(35)
Safran SA	UBS AG	36	03/19/21	EUR	140.00	EUR	4	(6)
Starbucks Corp.	Citibank N.A.	61	03/19/21	USD	122.50	USD	6	(12)
Union Pacific Corp.	Goldman Sachs International	49	03/19/21	USD	245.00	USD	10	(11)
Tencent Holdings Ltd.	Morgan Stanley & Co. International PLC	65	04/29/21	HKD	807.59	HKD	44	(221)

								(1,027)

Put
Givaudan S.A	UBS AG	1	02/19/21	CHF	3,540.00	CHF	4	(69)
Adidas AG	Barclays Bank PLC	30	03/19/21	EUR	260.00	EUR	8	(515)
Givaudan S.A	UBS AG	1	03/19/21	CHF	3,680.00	CHF	4	(187)
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	10	03/19/21	EUR	450.00	EUR	5	(55)
Safran SA	UBS AG	36	03/19/21	EUR	100.00	EUR	4	(197)
Union Pacific Corp.	Goldman Sachs International	49	03/19/21	USD	190.00	USD	10	(311)

								(1,334)

								$(2,361)

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock GA Dynamic Equity Fund

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Citibank N.A.(b)	04/09/21 – 02/24/23	$(9,802)	$(1,456	)(c)	$(11,134)	0.9%

	Monthly	JPMorgan Chase Bank N.A.(d)	02/08/23	(42,541)	(99	)(e)	(42,627)	0.6

				$(52,343)	$(1,555)		$(53,761)

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(124) of net dividends and financing fees.
(e)	Amount includes $(13) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	18-103 basis points	18-96 basis points
Benchmarks:	USD - 1M US Dollar LIBOR BBA	USD - 1D Overnight Bank Funding Rate (OBFR01)
USD - 1W US Dollar LIBOR BBA

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates April 9, 2021 and February 24, 2023:

Security	Shares	Value	%of Basket Value

Reference Entity — Long

Common Stocks

Italy
Leonardo SpA, Class A	4,149	$28,747	(258.2)%

Total Reference Entity — Long		28,747

Reference Entity — Short

Common Stocks

United States
Appian Corp.	(81)	(17,696)	158.9
Doordash Inc., Class A	(97)	(18,747)	168.4
Seagate Technology PLC	(52)	(3,438)	30.9

Total Reference Entity — Short		(39,881)

Net Value of Reference Entity — Citibank N.A.		$(11,134)

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	%of Basket Value

Reference Entity — Short

Common Stocks

United States
JM Smucker Co.	(25)	$(2,910)	6.8%
McCormick & Co, Inc.	(28)	(2,507)	5.9
Snowflake Inc., Class A	(59)	(16,075)	37.7
Unity Software Inc.	(22)	(3,296)	7.7
Walgreens Boots Alliance, Inc.	(355)	(17,839)	41.9

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(42,627)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

8

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock GA Dynamic Equity Fund

Fair Value Hierarchy as of Period End (continued)

inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Argentina	$2,880	$—	$—	$2,880
Australia	—	6,029	—	6,029
Brazil	7,422	—	—	7,422
Canada	74,548	—	—	74,548
Cayman Islands	3,999	—	—	3,999
Chile	1,070	—	—	1,070
China	67,904	204,935	—	272,839
Denmark	—	3,589	—	3,589
Finland	—	32,724	—	32,724
France	—	253,281	—	253,281
Germany	14,250	269,509	—	283,759
Hong Kong	—	70,136	—	70,136
Indonesia	—	3,608	—	3,608
Ireland	57,314	—	—	57,314
Israel	28,441	—	—	28,441
Italy	—	179,433	—	179,433
Japan	—	214,699	—	214,699
Netherlands	52,955	275,923	—	328,878
Norway	1,963	—	—	1,963
Portugal	2,011	—	—	2,011
Singapore	—	8,828	—	8,828
South Africa	—	4,802	—	4,802
South Korea	—	55,688	—	55,688
Spain	—	34,037	—	34,037
Sweden	—	85,671	—	85,671
Switzerland	5,091	36,177	—	41,268
Taiwan	—	148,323	—	148,323
Thailand	2,245	3,219	—	5,464
Turkey	—	433	—	433
United Arab Emirates	—	—	—	—
United Kingdom	—	169,850	—	169,850
United States	4,286,498	—	—	4,286,498
Zambia	9,728	—	—	9,728
Investment Companies	16,513	—	—	16,513
Preferred Securities
Preferred Stocks	30,227	—	—	30,227
Short-Term Securities
Money Market Funds	385,221	—	—	385,221
Options Purchased
Equity Contracts	6,511	543	—	7,054

	$5,056,791	$2,061,437	$—	$7,118,228

Derivative Financial Instruments(a)
Assets
Equity Contracts	$10,867	$—	$—	$10,867
Foreign Currency Exchange Contracts	—	10,112	—	10,112

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock GA Dynamic Equity Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(22,614)	$(4,348)	$—	$(26,962)
Foreign Currency Exchange Contracts	—	(4,508)	—	(4,508)

	$(11,747)	$1,256	$—	$(10,491)

(a)

Derivative financial instruments are futures contracts, forward foreign currency exchange contracts and options written. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

TWD	New Taiwan Dollar

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

PCL	Public Company Limited

S&P	Standard & Poor’s

10